Current and long-term debt - 2021 TSFL lease financing (Details)	1 Months Ended
	Mar. 31, 2021 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,436,224,000	$ 2,541,678,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		1,948,592,000	3,145,623,000
2021 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term	7 years
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,000,000,000
Minimum ratio for fair value of vessels	115.00%
2021 TSFL Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 50,000,000	$ 54,400,000
2021 TSFL Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.20%
STI Black Hawk, STI Notting Hill and STI Pontiac | 2021 TSFL Lease Financing | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	3
Consideration paid (received)	$ 57,700,000
Periodic payment per vessel	$ 400,000